Goldman Sachs Bond Fund Expense Example - Class A C Inst Serv Inv R R6 Shares [Member] - Goldman Sachs Bond Fund	Mar. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 453
Expense Example, with Redemption, 3 Years	672
Expense Example, with Redemption, 5 Years	908
Expense Example, with Redemption, 10 Years	1,587
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	257
Expense Example, with Redemption, 3 Years	541
Expense Example, with Redemption, 5 Years	951
Expense Example, with Redemption, 10 Years	2,095
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	375
Expense Example, with Redemption, 10 Years	870
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	361
Expense Example, with Redemption, 5 Years	645
Expense Example, with Redemption, 10 Years	1,454
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	229
Expense Example, with Redemption, 5 Years	419
Expense Example, with Redemption, 10 Years	966
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	386
Expense Example, with Redemption, 5 Years	688
Expense Example, with Redemption, 10 Years	1,545
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	369
Expense Example, with Redemption, 10 Years	$ 858